Investment in Chopp,Inc	12 Months Ended
Dec. 31, 2020
Investment in Chopp,Inc
NOTE 6 - Investment in Chopp, Inc.

NOTE 6 – Investment in Chopp, Inc.

On July 17, 2018, the Company made a $25,000 Keep It Simple Security (“KISS”) investment in Chopp, Inc. (“Chopp”), a Delaware-registered online logistics company that currently operates as a same-day e-grocery delivery service. The Company has recorded the investment under the cost method of accounting.

In June 2019, the Company cancelled its investment in Chopp, Inc. and received repayment of its $25,000 investment.